Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

Note 7 - INTANGIBLE ASSETS, NET

As of June 30, 2021 and December 31, 2020, intangible assets, net consisted of the following:

	June 30, 2021	December 31, 2020
AGM domain names	$14,800	14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(5,427)	(4,687)
Total intangible assets, net	9,373	10,113

For the six months ended June 30, 2021 and 2020, amortization expenses amounted to $740, respectively.